Share-based payment obligation - Weighted average remaining contractual life - (Details)	12 Months Ended		52 Months Ended
	Dec. 31, 2023 Option	Dec. 31, 2022 Option	Sep. 30, 2018	Jul. 10, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life of share options at grant date			12 years
Exercise price | $ / shares				$ 0
Number of options in force at year end	4,129,844	6,589,136
2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life		3 months 29 days
Number of options in force at year end		519,763
2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life		3 months 29 days
Number of options in force at year end		2,538,812
2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life		3 months 29 days
Number of options in force at year end		842,658
2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life		3 months 29 days
Number of options in force at year end		17,869
2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life		3 months 29 days
Number of options in force at year end		25,605
2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life		3 months 29 days
Number of options in force at year end		26,553
2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	1 year 7 days	1 year 8 months 19 days
Number of options in force at year end	2,041,836	2,617,876
2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	1 year 11 months 15 days
Number of options in force at year end	2,088,008